SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

Litigation

On or about January 9, 2015, PVM International, Inc., Vincent Chase, Inc., and Vincent Mehdizadeh, in his individual capacity, (collectively the “VM Parties”) jointly executed that certain “Action by Written Consent of the Stockholders of Medbox, Inc.” (the “Written Consent”) seeking to appoint four successor directors the Company’s board of directors (the “Board”) as of January 29, 2015.

On January 16, 2015, the Company filed a complaint in Los Angeles Superior Court disputing the legal effectiveness of the Written Consent (the “Complaint”).

On January 21, 2015, the Company, P. Vincent Mehdizadeh, PVM International, Inc., (“PVM”), and Vincent Chase, Incorporated, (“VC”) entered into an agreement pursuant to which (1) the VM Parties acknowledged that the Written Consent was cancelled and withdrawn, (2) the parties agreed to enter into a Voting Agreement to vote in favor of and to not remove directors Ned L. Siegel (“Siegel”), Mitch Lowe (“Lowe”), Jennifer Love (“Love”) and Guy Marsala (“Marsala”) for a period of 12 months (the “Voting Agreement”), (3) the Company would dismiss the Complaint with prejudice, (4) the Board would meet with Mr. Mehdizadeh on specified dates during the term of the agreement to discuss and to hear matters of interest or concern of Mr. Mehdizadeh, as a stockholder of the Company (the “Agreement”). Each of the directors of the Company are also parties to the Voting Agreement.

Pursuant to the terms of the Agreement, the VM Parties may on or before January 25, 2015, present a term sheet to the Company from an accredited investor to invest in not less than $1,000,000 in restricted common stock of the Company on terms as reasonably agreed to by the Board (the “Private Placement”). In addition, either as part of the closing of the Private Placement or otherwise at the request of Mr. Mehdizadeh, Mr. Mehdizadeh shall have the right to appoint a person nominated by Mr. Mehdizadeh with industry experience and reasonably acceptable to the Board as the fifth director of the Company.

Amendment and Modification of the July 2014 Financing

On July 21, 2014, Medbox, Inc. (the “Company”) entered into a securities purchase agreement (the “Purchase Agreement”) with accredited investors (the “Investors”) pursuant to which the Company agreed to sell, and the Investors agreed to purchase, convertible debentures (the “Debentures”) in the aggregate principal amount of $3,000,000, in three tranches, each in the amount of $1,000,000. The initial closing under the Purchase Agreement, for Debentures in the aggregate principal amount of $1,000,000 occurred on July 21, 2014. See the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on July 25, 2014. The Investors subscribed for an additional $1,000,000 on August 25, 2014, an additional $500,000 on September 24, 2014, and an additional $250,000 on November 24, 2014 (collectively, with the July 21 Debenture, the “Original Debentures”).

On January 30, 2015, the Company and the Investors entered into an Amendment, Modification and Supplement to the Purchase Agreement (the “Purchase Agreement Amendment”) pursuant to which the Investors will purchase an additional $1,800,000 in seven Modified Closings: (1) $200,000 was funded at the Closing of the Purchase Agreement Amendment; (2) $100,000 will be funded within thirty (30) days of the Closing; (3) $100,000 will be funded within two days following the filing of a registration statement with the SEC to register the shares underlying the Debentures (the “Registration Statement”) and of the Company having filed with the SEC a restatement of the Company’s consolidated financial statements as described in the Company’s Current Report on Form 8-K filed with the SEC on December 22, 2014; (4) $100,000 will be funded within two days of receipt of the first comment letter from the SEC with regard to the Registration Statement; (5) $500,000 will be funded within two days of the date that the Registration Statement is declared effective by the SEC; (6) $500,000 will be funded within five days of the date that the Registration Statement is declared effective by the SEC; and (7) $100,000 will be funded within each of 90, 120, 150, and 180 days from the Closing of the Purchase Agreement Amendment. The Parties entered into a Modified Debenture Agreement for the $200,000 that was funded at the Closing and agreed to use the same form of Modified Debenture for each of the other foregoing Modified Closings (collectively, the “Modified Debentures”). The parties also entered into a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price (the “Reference Price”) equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, at an exercise price equal to the Reference Price, with a three year term. The Company also entered into a Debenture Amendment Agreement and an Amended and Restated Debenture for the amount outstanding under the original Debenture, (1) reflecting the terms set forth above, (2) providing for accrued and unpaid interest to be payable upon conversion or maturity rather than on specified payment dates and (3) amending the conversion price of the Debenture to be equal to the lower of $5.00 or 51% of the lowest volume weighted average price for the 20 consecutive trading days prior to the applicable conversion date. In connection with the Purchase Agreement Amendment, the Company is also required to open a new dispensary in Portland, Oregon during the first calendar quarter of 2015, as a condition to closing the fourth, fifth and sixth Modified Closings set forth above. With respect to each of the Modified Closings, the Company will pay a fee to the Investors in the amount equal to 5% of the Subscription Amount of the applicable Modified Closing. The Company must also file the Registration Statement by April 30, 2015 (as amended), and it must be declared effective by June 15, 2015 in order to avoid default and acceleration under the Amended and Restated Debenture.

On March 13, 2015 the Company and the Investors entered into a further amendment (“March 2015 Amendment”) to the July 21, 2014, 10% Convertible debentures, as amended January 30, 2015, whereby the fixed conversion rate was lowered to $1.83, and the anti-dilution reset provision on all previous debentures was triggered. In addition, the March 2015 Amendment modified the filling date requirement for the Registration Statement to be April 30, 2015.

Amendment and Modification of September 2014 Financing

On September 19, 2014, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an accredited investor (the “Investor”) pursuant to which the Company agreed to sell, and the Investor agreed to purchase, convertible debentures (the “Debentures”) in the aggregate principal amount of $2,500,000, in two tranches, the first in the amount of $1,000,000, and the second in the amount of $1,500,000. The initial closing under the Purchase Agreement, for a Debenture in the principal amount of $1,000,000, occurred on September 19, 2014. See the Company’s Current Report on Form 8-K filed with the SEC on September 24, 2014.

On January 28, 2015, the Company and the Investors entered into an Amendment, Modification and Supplement to the September 19, 2014 Purchase Agreement (Note (the “Purchase Agreement Amendment”) pursuant to which the remaining $1,500,000 will be funded in four Modified Closings: (1) $100,000 was funded at the Closing of the Purchase Agreement Amendment; (2) $100,000 will be funded within two days following the filing of a registration statement with the SEC to register the shares underlying the Debentures (the “Registration Statement”) and of the Company having filed with the SEC a restatement of the Company’s consolidated financial statements as described in the Company’s Current Report on Form 8-K filed with the SEC on December 22, 2014; (3) $100,000 will be funded within two days of receipt of the first comment letter from the SEC with regard to the Registration Statement; and (4) $1,200,000 will be funded within two days of the date that the Registration Statement is declared effective by the SEC. The Parties entered into a Modified Debenture Agreement for the $100,000 that was funded at the Closing and agreed to use the same form of Modified Debenture for each of the other foregoing Modified Closings (collectively, the “Modified Debentures”). The parties also entered into a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price (the “Reference Price”) equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, at an exercise price equal to the Reference Price, with a three year term. The Company also entered into a Debenture Amendment Agreement and an Amended and Restated Debenture for the amount outstanding under the original Debenture, (1) reflecting the terms set forth above, (2) providing for accrued and unpaid interest to be payable upon conversion or maturity rather than on specified payment dates and (3) amending the conversion price of the Debenture to be equal to the lower of $5.00 or 51% of the lowest volume weighted average price for the 20 consecutive trading days prior to the applicable conversion date. In connection with the Purchase Agreement Amendment, the Company is also required to open a new dispensary in Portland, Oregon during the first calendar quarter of 2015, as a condition to closing the second, third and fourth Modified Closings set forth above. With respect to each of the Modified Closings, the Company will pay a fee to the Investors in the amount equal to 5% of the Subscription Amount of the applicable Modified Closing. The Company must also file the Registration Statement by April 30, 2015 (as amended), and it must be declared effective by June 15, 2015 in order to avoid default and acceleration under the Amended and Restated Debenture.

In connection with the Closing of the Purchase Agreement Amendments for the July 2014 Financing and the September 2014 Financing, Mr. Ned L. Siegel, the chairman of the Company’s Board, entered into two separate subordinated convertible promissory notes with the Company on January 5, 2015 and January 30, 2015, respectively, each in the principal amount of $50,000 and having a three year term and an interest rate of 8% per annum (the “Siegel Notes”). In addition, Mr. Mitchell Lowe, a member of the Board, entered into one subordinated convertible promissory note with the Company on February 2, 2015 in the principal amount of $50,000 and having a three year term and an interest rate of 8% per annum (the “Lowe Note”).

Mr. Siegel and Mr. Lowe are entitled to receive a warrant, exercisable for a period of five (5) years from the date of grant, to purchase an amount of Company Common Stock equal to 50% of the principal sum under each of the Siegel Notes and the Lowe Note, respectively, at an exercise price equal to 200% of the applicable Conversion Price (the “Warrants”). The Conversion Price of the Warrants is either (i) 85% of the volume-weighted average price of the Common Stock for the thirty trading days prior to notice of Conversion or (ii) 85% of the per share price of the Company’s next common stock offering of not less than $2 million. Mr. Siegel and Mr. Lowe also received registration rights for the shares underlying the Siegel Notes and the Lowe Notes, respectively.

Notes payable

During February 2015 the Company entered into a modified loan agreement with the holder of a $249,000 note payable when they were unable to repay the note on its maturity date. Under the revised loan agreement, the Company agreed with the lender to an extension of the maturity date to July 1, 2015, and increased the interest rate to 18% plus a late charge in the amount of 5% of the principal balance of the note.

Shares issued

On January 15, 2015 the Company issued 206,480 shares to satisfy the conversion of remaining warrants related to the settlement with various previous owners of Vapor Systems International, LLC.

Share purchase and transfer

On March 5, 2015 Mr. Mehdizadeh announced that an agreement has been executed with Lizada Capital LLC, an investor in the field of legal cannabis products, that would result in the transfer of the majority of Mr. Mehdizadeh’s shares of the Company to that firm. Under the agreement, Lizada would purchase 22,160,000 shares, representing 2,000,000 preferred shares and 12,160,000 common shares of Medbox for consideration of approximately $15 million. A total of $5 million of the funds have been designated for purchase of restricted shares of the Company’s common stock, directly from the Company, at $2 per share in the name of Mr. Mehdizadeh’s holding company, PVM International, Inc.

The transaction has 6 separate closings over the course of 18 months, with each of the first five closings being in the amount of $2 million dollars to be paid to Mehdizadeh’s holding company and Medbox equally, or $1 million to each party, to satisfy the $5 million dollar direct investment component of the transaction. The 6th and final closing has a performance contingency and is in the amount of $5 million dollars paid directly to Mehdizadeh’s holding company.

A representative of Lizada will join Medbox’s Board of Directors within the next 90 days, after the first closing is set to occur.